Commitments And Contingencies (Narrative) (Details)			12 Months Ended
	Aug. 10, 2015 USD ($) reimage restaurant	Aug. 09, 2015 restaurant	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Line of Credit Facility [Line Items]
Percentage of gross sales of restaurants			5.00%
Reinvestment plan term			3 years
Required minimum fixed charge coverage ratio			1.50
Maximum leverage ratio			4.25
Number of new restaurant openings | restaurant	150	250
Amended agreement term	3 years
Minimum number of re-images | reimage	140
Reinvestment plan, minimum value	$ 180,000,000
Temporary royalty waivers				$ 6,100,000	$ 8,000,000
Provision for contingencies			$ 20,578,000	12,204,000
Provision for contingencies, current			512,000	777,000
Provision for contingencies, noncurrent			20,066,000	11,427,000
Tax law, loss possibility minimum			49,000,000
Tax law, loss possibility maximum			69,000,000
Damage sought				30,000,000
McDonald’s Corporation’s indemnification for contingencies			3,452,000	4,395,000
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount			80,000,000
Amounts have been drawn			0
Puerto Rican Franchisees Lawsuit [Member]
Line of Credit Facility [Line Items]
Damage sought			$ 66,700,000
Puerto Rico Owner Operator's Association [Member]
Line of Credit Facility [Line Items]
Damage sought				$ 31,000,000